Other Current Assets, Other Receivable and Accrued Income - Additional Information (Details) kr in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2024 Rate	Dec. 31, 2020 ISK (kr) Rate	Dec. 31, 2020 CHF (SFr) Rate
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Percentage of possible tax	35.00%
Bottom of Range
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Percentage of possible tax		20.00%	20.00%
Eligible costs		kr 900	SFr 5.9
Top of Range
Disclosure - Other Current Assets and Accrued Income - Additional Information (Details) [Line Items]
Percentage of possible tax		35.00%	35.00%
Eligible costs		kr 1,100	SFr 7.2